Long-term Debt and Capital Lease Obligations	3 Months Ended
Jun. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

6. Long-term Debt and Capital Lease Obligations

At June 30, 2015 and December 31, 2014, long-term debt and capital lease obligations consisted of the following:

	June 30, 2015	December 31, 2014

Amended 2012 Credit Agreement	$2,773,138	$2,900,222
Senior Notes	5,393,414	5,514,947
Equity-neutral convertible bonds	419,319	451,653
Accounts receivable facility	356,000	341,750
Capital lease obligations	40,190	40,991
Other	113,340	144,321
Long-term debt and capital lease obligations	$9,095,401	$9,393,884
Less current portion	(297,616)	(313,607)
Long-term debt and capital lease obligations, less current portion	$8,797,785	$9,080,277

	June 30, 2015	December 31, 2014

Amended 2012 Credit Agreement	$2,773,138	$2,900,222
Senior Notes	5,393,414	5,514,947
Equity-neutral convertible bonds	419,319	451,653
Accounts receivable facility	356,000	341,750
Capital lease obligations	40,190	40,991
Other	113,340	144,321
Long-term debt and capital lease obligations	$9,095,401	$9,393,884
Less current portion	(297,616)	(313,607)
Long-term debt and capital lease obligations, less current portion	$8,797,785	$9,080,277

Amended 2012 Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at June 30, 2015 and at December 31, 2014:

	Maximum Amount Available June 30, 2015		Balance Outstanding June 30, 2015

Revolving Credit USD	$1,000,000	$1,000,000	$50,895	$50,895
Revolving Credit EUR	€400,000	$447,560	€-	$-
USD Term Loan	$2,400,000	$2,400,000	$2,400,000	$2,400,000
EUR Term Loan	€288,000	$322,243	€288,000	$322,243
		$4,169,803		$2,773,138

	Maximum Amount Available December 31, 2014		Balance Outstanding December 31, 2014

Revolving Credit USD	$1,000,000	$1,000,000	$35,992	$35,992
Revolving Credit EUR	€400,000	$485,640	€-	$-
USD Term Loan	$2,500,000	$2,500,000	$2,500,000	$2,500,000
EUR Term Loan	€300,000	$364,230	€300,000	$364,230
		$4,349,870		$2,900,222

At June 30, 2015 and December 31, 2014, the Company had letters of credit outstanding in the amount of $6,893 under the USD revolving credit facility, which are not included above as part of the balance outstanding at those dates, but which reduce available borrowings under the applicable revolving credit facility.

Accounts Receivable Facility

The following table shows the available and outstanding amounts under the accounts receivable facility at June 30, 2015 and at December 31, 2014:

	Maximum Amount Available(1)		Balance Outstanding
	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014

Accounts Receivable Facility	$800,000	$800,000	$356,000	$341,750

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.

The Company also had letters of credit outstanding under the accounts receivable facility in the amount of $66,622 as of June 30, 2015 and December 31, 2014. These letters of credit are not included above as part of the balance outstanding at June 30, 2015 and December 31, 2014; however, they reduce available borrowings under the accounts receivable facility.

12. Commitments and Contingencies